YELLOWHEAD ACQUISITION - Disclosure of purchase consideration (Details) - Yellowhead [Member] $ / shares in Units, $ in Thousands	1 Months Ended
Feb. 15, 2019 CAD ($) shares $ / shares
Disclosure of detailed information about business combination [line items]
Fair value of common shares issued	$ 12,629
Fair value of previously held investment in Yellowhead	3,365
Acquisition related legal and other costs	272
Total consideration transferred, acquisition-date fair value	$ 16,266
Ordinary shares [Member]
Disclosure of detailed information about business combination [line items]
Common shares issued | shares	17,300,385
Share price of shares issued in business combination | $ / shares	$ 0.73